Sale of RPK (Tables)	6 Months Ended
Jun. 30, 2024
Sale of RPK [Abstract]
Schedule of Consolidated Statements of Loss and Comprehensive Loss	The Company recognized a loss on sale of subsidiary of $165,625 in the consolidated statements of loss and comprehensive loss. The loss on sale was computed as follows:
Cash received	$2,000,000
Finder’s fee – transaction cost	(446,250)
Consideration received, net	$1,553,750

Cash	$105,175
Accounts receivable (note 6)	158,812
Inventory (note 7)	1,260,120
Prepayments	33,762
Property, plant and equipment, net (note 9)	1,769,221
Intangible licenses (note 11)	3,783,117
Accounts payable	(2,016,744)
Bank loans (note 14)	(3,374,088)
Net assets sold	$1,719,375

Loss on sale of subsidiary	$(165,625)